Taxation - Provision for consolidated income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Current income tax	$ (13,425)	$ (21,505)	$ (2,163)
Deferred income tax	19,493	12,118	10,117
Income tax benefit / (expense)	$ 6,068	$ (9,387)	$ 7,954